Quarterly Holdings Report
for
Fidelity® Municipal Income 2025 Fund
March 31, 2022
M25-NPRT3-0522
1.9885833.104
Municipal Bonds - 97.3%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	106,729
Arizona - 2.5%
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	75,000	82,060
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (b)	250,000	269,851
Series 2017 B, 5% 7/1/25	250,000	272,298
TOTAL ARIZONA		624,209
California - 4.6%
Poway Unified School District Series 2009, 0% 8/1/25	90,000	83,138
Sacramento Muni. Util. District Elec. Rev. Series 2015, 5% 7/1/25	550,000	602,315
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (b)	150,000	161,522
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	292,317
TOTAL CALIFORNIA		1,139,292
Colorado - 0.7%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	184,865
Connecticut - 11.1%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	190,467
Series 2016 D, 5% 8/15/25	330,000	360,571
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	43,345
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	433,062
Series 2022 M, 5% 7/1/25 (c)	175,000	188,601
Series K1, 5% 7/1/25	280,000	299,611
Series K3, 5% 7/1/25	200,000	214,008
Series N, 5% 7/1/25	50,000	53,454
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (b)	935,000	1,004,229
TOTAL CONNECTICUT		2,787,348
District Of Columbia - 1.4%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	81,297
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	273,120
TOTAL DISTRICT OF COLUMBIA		354,417
Florida - 7.1%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (b)	500,000	542,503
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/25 (b)	95,000	102,645
5% 10/1/25 (Escrowed to Maturity) (b)	205,000	224,877
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	472,077
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	54,582
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	43,699
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	217,644
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	109,051
TOTAL FLORIDA		1,767,078
Georgia - 0.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (b)	50,000	53,970
Hawaii - 1.1%
Honolulu City and County Wastewtr. Sys. Series 2016 B, 5% 7/1/25	250,000	273,367
Illinois - 8.0%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (b)	100,000	106,467
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	271,768
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	156,376
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	218,568
Series 2016, 5% 5/15/25	250,000	270,934
Series 2019, 5% 9/1/25	200,000	216,015
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	200,000	210,181
Series 2017 D, 5% 11/1/25	25,000	27,062
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	107,803
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	185,000	173,053
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	244,747
TOTAL ILLINOIS		2,002,974
Indiana - 1.7%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (d)	55,000	55,633
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	27,465
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	327,744
TOTAL INDIANA		410,842
Kentucky - 1.7%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	109,378
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	323,579
TOTAL KENTUCKY		432,957
Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	106,467
Maine - 3.5%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	265,000	275,678
Series 2017 A, 4% 7/1/25	465,000	488,704
Series 2017 B, 4% 7/1/25	100,000	105,514
TOTAL MAINE		869,896
Maryland - 0.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	163,379
Massachusetts - 6.9%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B, 5% 6/1/25	375,000	410,058
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	267,626
Bonds Series 2017 A2, 5%, tender 1/30/25 (d)	10,000	10,766
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	163,823
Series 2016 I, 5% 7/1/25	50,000	54,019
Series 2019 K, 5% 7/1/25	50,000	54,608
Series 2019, 5% 7/1/25	170,000	181,923
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	268,234
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (b)	300,000	324,308
TOTAL MASSACHUSETTS		1,735,365
Michigan - 3.4%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	320,627
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	163,921
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	108,624
Warren Consolidated School District Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	250,000	262,920
TOTAL MICHIGAN		856,092
Missouri - 3.9%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	370,000	402,153
Series 2017 B, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured) (b)	250,000	269,851
Series 2019 C, 5% 7/1/25	290,000	315,201
TOTAL MISSOURI		987,205
Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	65,381
New Hampshire - 1.4%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	54,684
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	218,233
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	76,614
TOTAL NEW HAMPSHIRE		349,531
New Jersey - 5.3%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	215,715
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	269,641
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	113,371
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	16,264
Series 2016 E, 5% 7/1/25	50,000	54,149
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	435,021
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	126,220
Series 2016 A, 5% 6/15/25	40,000	43,458
Series AA, 5% 6/15/25	50,000	53,929
TOTAL NEW JERSEY		1,327,768
New York - 1.7%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	32,597
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (b)	255,000	272,826
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	107,973
Series 2018, 5% 1/1/25	15,000	16,028
TOTAL NEW YORK		429,424
Ohio - 4.2%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	163,259
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	152,779
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	214,188
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	216,857
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	205,256
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	108,030
TOTAL OHIO		1,060,369
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/25	25,000	27,011
Oregon - 2.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	204,462
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (b)	420,000	453,349
TOTAL OREGON		657,811
Pennsylvania - 12.0%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	654,507
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 5% 7/1/25	375,000	400,663
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	32,607
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	109,858
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	129,232
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	134,117
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	118,686
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	54,410
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	445,000	480,731
Series 2015 AQ, 5% 6/15/25	200,000	218,260
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	54,345
Series 2017 B, 5% 7/1/25 (b)	210,000	225,791
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	21,738
Series 2018 A, 5% 9/1/25	50,000	54,345
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	327,564
TOTAL PENNSYLVANIA		3,016,854
Tennessee - 2.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	271,151
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	16,303
Series 2017, 5% 4/1/25	265,000	285,429
TOTAL TENNESSEE		572,883
Texas - 0.9%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (b)	200,000	215,881
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (b)	30,000	32,266
Vermont - 2.8%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2015 A, 5% 6/15/25 (b)	300,000	322,084
Series 2019 A, 5% 6/15/25 (b)	105,000	112,729
Series 2020 A, 5% 6/15/25 (b)	250,000	268,404
TOTAL VERMONT		703,217
Virginia - 0.5%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	133,403
Washington - 2.0%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (b)	465,000	503,058
Wisconsin - 1.8%
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (d)	40,000	43,173
Series 2014, 5% 5/1/25	100,000	105,521
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	10,937
Series 2017 A:
5% 4/1/25	155,000	168,166
5% 9/1/25 (Escrowed to Maturity)	100,000	109,136
TOTAL WISCONSIN		436,933
TOTAL MUNICIPAL BONDS (Cost $24,614,432)		24,388,242

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.47% (e)(f) (Cost $410,000)	409,918	410,000

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $25,024,432)	24,798,242
NET OTHER ASSETS (LIABILITIES) - 1.1%	263,822
NET ASSETS - 100.0%	25,062,064

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.47%	-	610,000	200,000	75	-	-	410,000	0.0%
Total	-	610,000	200,000	75	-	-	410,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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